Blackstone Senior Floating Rate 2027 Term Fund

Portfolio of Investments

September 30, 2025 (Unaudited)

	Principal Amount	Value
FLOATING RATE LOAN INTERESTS(a) - 135.31%
Aerospace & Defense - 3.61%
ATLAS CC ACQUISITION CORP, First Lien Term Loan:
3M SOFR + 4.25%, 05/01/2029	$1,310,683	$760,609
3M SOFR + 5.12%, 05/29/2029	188,142	109,182
Kaman 1/25 Cov-Lite TLB, First Lien Term Loan, 6M CME TERM + 3.00%, 02/26/2032	669,274	667,899
KARMAN HLDGS LLC, First Lien Term Loan, 3M SOFR + 3.50%, 04/01/2032(b)	666,968	671,137
Novaria Holdings, LLC, First Lien Term Loan, 1M SOFR + 3.25%, 06/06/2031	784,177	786,302
Peraton Corp., First Lien B Term Loan, 1M SOFR + 3.75%, 0.75% Floor, 02/01/2028	1,775,696	1,502,132
Signia Aerospace LLC, First Lien Term Loan:
3M SOFR + 7.30%, 12/11/2031	466,519	467,976
3M SOFR + 2.75%, 12/11/2031	29,304	29,396
Transdigm Inc, First Lien Term Loan, 3M SOFR + 2.50%, 08/13/2032	535,659	535,685
TransDigm, Inc., First Lien Term Loan:
3M SOFR + 2.50%, 02/28/2031	501,599	501,918
3M SOFR + 2.50%, 01/19/2032	731,893	732,361
		6,764,597
Air Freight & Logistics - 0.85%
AIT Worldwide Logistics Holdings, Inc., First Lien Term Loan, 3M SOFR + 4.00%, 0.75% Floor, 04/08/2030	418,508	420,036
Jetblue 8/24 TLB 1L, First Lien Term Loan, 3M SOFR + 4.75%, 08/27/2029	490,500	471,984
Savage Enterprises LLC, First Lien Term Loan, 1M SOFR + 2.50%, 08/05/2032	300,764	301,382
STONEPEAK NILE PARENT LLC, First Lien Term Loan, 3M SOFR + 2.75%, 04/09/2032	407,665	408,021
		1,601,423
Airlines - 0.23%
AS Mileage Plan IP Ltd, First Lien Term Loan, 3M SOFR + 5.63%, 10/15/2031	422,891	424,653

Auto Components - 0.36%
Belron Finance 2019 LLC, First Lien Term Loan, 3M SOFR + 2.50%, 10/16/2031	662,250	666,393

Automobile Components - 1.27%
LTI Holdings, Inc., First Lien Term Loan, 1M SOFR + 4.25%, 07/29/2029	1,343,891	1,357,572
Tenneco, Inc., First Lien Term Loan, 3M SOFR + 5.00%, 0.50% Floor, 11/17/2028	1,049,624	1,030,353
		2,387,925
Beverages - 0.30%
SAZERAC CO INC, First Lien Term Loan, 1M SOFR + 2.50%, 12/31/2035	553,344	557,342

Broadline Retail - 0.39%
Peer Hldg III BV, First Lien Term Loan:
3M SOFR + 2.50%, 10/28/2030	182,920	183,364
3M SOFR + 3.25%, 07/01/2031	536,909	538,141
		721,505
Building Products - 1.60%
LBM Acquisition LLC, First Lien Term Loan, 1M SOFR + 3.75%, 06/06/2031	885,201	865,532
Miter Brands Acquisition Holdco Inc., First Lien Term Loan, 3M SOFR + 2.75%, 03/28/2031	954,668	959,375
Oscar Acquisitionco LLC, First Lien Term Loan, 3M SOFR + 4.25%, 0.50% Floor, 04/30/2029	635,844	595,382
Resideo Funding Inc, First Lien Term Loan, 3M SOFR + 2.00%, 08/13/2032	278,070	278,505
Sunbelt Transformer 10/24, First Lien Term Loan, 3M SOFR + 4.25%, 10/24/2031	297,362	298,601
		2,997,395

	Principal Amount	Value
Business Equipment & Services - 0.02%
ThoughtWorks, Inc., First Lien Incremental Term Loan, 3M SOFR + 2.50%, 0.50% Floor, 03/24/2028	$47,073	$46,267

Capital Markets - 6.40%
Apex Group Treasury LLC, First Lien Term Loan, 3M SOFR + 3.50%, 02/27/2032	1,421,543	1,393,112
Aretec Group, Inc., First Lien Term Loan, 1M SOFR + 3.50%, 08/09/2030	1,855,616	1,857,639
Ascensus Holdings, Inc., First Lien Term Loan, 1M SOFR + 3.00%, 0.50% Floor, 08/02/2028	516,341	516,555
Citadel Securities Global Holdings LLC, First Lien Term Loan, 1M SOFR + 2.00%, 10/31/2031	430,827	432,122
CITCO FDG LLC, First Lien Term Loan, 3M SOFR + 2.75%, 04/27/2028	1,901,690	1,908,992
FOCUS FINL PARTNERS LLC, First Lien Term Loan, 1M SOFR + 2.75%, 09/15/2031	1,406,159	1,408,086
GTCR Everest Borrower LLC, First Lien Term Loan, 1M SOFR + 2.75%, 09/05/2031	162,555	162,745
ITG Communications LLC, First Lien Term Loan, 3M SOFR + 9.09%, 07/01/2031	491,500	486,433
June Purchaser, LLC, First Lien Term Loan, 3M SOFR + 3.25%, 11/28/2031	654,218	656,943
Kestra Advisor Services Holdings A, Inc., First Lien Term Loan, 1M SOFR + 3.00%, 03/22/2031	702,407	703,393
Orion US Finco, First Lien Term Loan, 3M SOFR + 7.43%, 05/20/2032	560,440	563,942
OSAIC HOLDINGS INC TL 1L, First Lien Term Loan, 3M SOFR + 3.00%, 07/17/2032	1,305,424	1,306,168
Osttra Group LTD, First Lien Term Loan, 3M SOFR + 9.82%, 05/03/2033	161,657	163,004
Superannuation and Investments US LLC, First Lien Term Loan, 3M SOFR + 3.00%, 12/01/2028	94,559	95,162
Victory Capital Holdings Inc, First Lien Term Loan, 3M SOFR + 2.00%, 09/10/2032	340,458	340,247
		11,994,543
Chemicals - 2.47%
Barentz Intl BV, First Lien Term Loan, 3M SOFR + 3.25%, 03/03/2031	365,322	366,189
Discovery Purchaser/Bayer/Envu 8/22 TL, First Lien Term Loan, 3M SOFR + 3.75%, 10/04/2029	948,096	944,939
Fortis 333 Inc, First Lien Term Loan, 3M SOFR + 3.50%, 03/29/2032	394,013	392,535
Geon Performance Solutions LLC, First Lien Term Loan, 3M SOFR + 4.25%, 0.75% Floor, 08/18/2028	426,341	400,867
Nouryon Finance BV, First Lien Term Loan:
1M SOFR + 3.25%, 04/03/2028	418,125	418,976
1M SOFR + 3.25%, 04/03/2028	912,532	915,196
Olympus Water US Holding Corp, First Lien Term Loan, 3M SOFR + 7.12%, 07/26/2032	176,095	175,090
Solstice Advanced Materials Inc, First Lien Term Loan, 3M SOFR + 8.31%, 09/16/2032	215,704	216,244
Vibrantz Technologies, Inc., First Lien Term Loan, 3M SOFR + 4.25%, 0.50% Floor, 04/21/2029	992,327	804,286
		4,634,322
Commercial Services & Supplies - 7.99%
Action Environmental Group, Inc., First Lien Term Loan, 3M SOFR + 3.75%, 0.50% Floor, 10/24/2030(b)	2,261,607	2,264,434
Allied Universal Holdco LLC, First Lien Term Loan, 1M SOFR + 3.25%, 08/20/2032	2,557,009	2,569,512
Armor Holdco, Inc., First Lien Term Loan, 3M SOFR + 3.75%, 0.50% Floor, 12/11/2028	1,837,383	1,840,599
Belfor Holdings Inc, First Lien Term Loan, 3M SOFR + 2.75%, 11/04/2030	267,329	268,834
Garda World Security Corp., First Lien Term Loan, 1M SOFR + 3.00%, 02/01/2029	519,109	520,407
Justrite Safety Group, First Lien Delayed Draw Term Loan, 1M SOFR + 4.50%, 06/28/2026	72,924	72,924
Justrite Safety Group, First Lien Initial Term Loan, 1M SOFR + 4.50%, 06/28/2026	1,348,777	1,348,777
LSF12 Crown US Commercial Bidco, LLC, First Lien Term Loan, 3M SOFR + 3.50%, 12/02/2031	1,338,939	1,342,708
Minimax Viking GmbH, First Lien Term Loan, 1M SOFR + 2.25%, 03/17/2032	632,051	633,631
Pinnacle Buyer LLC, First Lien Term Loan:
3M SOFR + 2.50%, 09/11/2032	83,934	84,144
3M SOFR + 2.50%, 09/11/2032	436,459	437,550
Prime Sec Services Borrower LLC, First Lien Term Loan, 3M SOFR + 1.75%, 03/08/2032	858,707	851,932
Protection One/ADT 11/24, First Lien Term Loan, 6M SOFR + 2.00%, 10/13/2030	1,277,001	1,275,315
Tidal Waste 10/24 TLB 1L, First Lien Term Loan, 3M SOFR + 3.00%, 10/24/2031	780,080	785,607
TRC Companies 1/25, First Lien Term Loan, 3M SOFR + 3.00%, 12/08/2028	679,293	681,062
		14,977,436
Communications Equipment - 0.10%
Viavi Solutions Inc, First Lien Term Loan, 3M SOFR + 6.39%, 06/11/2032	185,955	186,691

Construction & Engineering - 1.48%
Aegion 1/25 Cov-Lite TLB, First Lien Term Loan, 1M SOFR + 3.00%, 05/17/2028	1,424,316	1,427,877

	Principal Amount	Value
Construction & Engineering (continued)
Amentum/Amazon Holdco 7/24 TLB 1L, First Lien Term Loan, 1M SOFR + 2.25%, 09/29/2031	$392,727	$393,158
Socotec us holding inc, First Lien Term Loan, 3M SOFR + 8.12%, 06/02/2031	662,596	668,393
TECTA AMERICA CORP, First Lien Term Loan, 1M SOFR + 3.00%, 02/18/2032	291,663	293,121
		2,782,549
Construction Materials - 1.88%
Green Infrastructure Partners Inc, First Lien Term Loan, 3M SOFR + 6.75%, 09/18/2032	337,958	338,698
QUIKRETE HLDGS INC, First Lien Term Loan:
1M SOFR + 2.25%, 04/14/2031	1,458,543	1,459,747
1M SOFR + 2.25%, 02/10/2032	1,473,080	1,473,831
Tamko Building Products LLC, First Lien Term Loan, 1M SOFR + 2.75%, 09/20/2030	247,374	248,378
		3,520,654
Consumer Finance - 0.56%
CPI Holdco B LLC, First Lien Term Loan, 1M SOFR + 2.00%, 05/19/2031	1,041,264	1,041,264

Containers & Packaging - 3.63%
Anchor Packaging LLC, First Lien Term Loan, 1M SOFR + 3.25%, 07/18/2029	418,797	421,109
Berlin Packaging LLC, First Lien Term Loan, 1M SOFR + 3.25%, 06/09/2031	398,456	400,109
Clydesdale Acquisition Holdings, Inc., First Lien Term Loan:
1M SOFR + 3.25%, 04/01/2032	1,530,398	1,529,771
3M SOFR + 7.41%, 04/01/2032(c)	805	805
Iris Holding, Inc., First Lien Term Loan, 3M SOFR + 4.75%, 0.50% Floor, 06/28/2028	1,458,520	1,419,519
ProAmpac PG Borrower LLC, First Lien Term Loan, 3M SOFR + 4.00%, 0.75% Floor, 09/15/2028	583,227	586,143
Reynolds Consumer Products, LLC, First Lien Term Loan, 1M SOFR + 1.75%, 03/04/2032	402,547	404,107
Tricorbraun Holdings, Inc., First Lien Closing Date Initial Term Loan, 1M SOFR + 3.25%, 0.50% Floor, 03/03/2031	786,033	783,203
Trident TPI Holdings, Inc., First Lien Term Loan, 3M SOFR + 3.75%, 0.50% Floor, 09/15/2028	1,268,677	1,248,195
		6,792,961
Distributors - 1.50%
Boots Group Finco LP, First Lien Term Loan, 3M SOFR + 3.50%, 08/30/2032	218,131	218,994
Burgess Point Purchaser Corp., First Lien Term Loan, 1M SOFR + 5.25%, 07/25/2029	1,431,520	1,249,116
S&S Holdings LLC, First Lien Initial Term Loan, 3M SOFR + 5.00%, 0.50% Floor, 03/11/2028	606,546	605,463
S&S Holdings LLC, First Lien Term Loan, 1M SOFR + 5.00%, 10/01/2031	749,623	729,008
		2,802,581
Diversified Consumer Services - 0.87%
Imagine Learning LLC, First Lien Term Loan, 1M SOFR + 3.50%, 12/21/2029	1,132,750	984,150
St. George's University Scholastic Services LLC, First Lien Term Loan B Term Loan, 3M SOFR + 2.75%, 0.50% Floor, 02/10/2029	660,499	651,486
Wand NewCo 3, Inc., First Lien Term Loan, 1M SOFR + 2.50%, 01/30/2031	1,295	1,293
		1,636,929
Diversified Telecommunication Services - 1.84%
Cable & Wireless 1/25 B7, First Lien Term Loan, 3M SOFR + 3.25%, 02/02/2032	1,194,325	1,184,126
Radiate Holdco, LLC, First Lien Term Loan 09/25/2029	869,856	704,583
Ufinet/Zacapa 10/24 TL, First Lien Term Loan, 3M SOFR + 3.75%, 03/22/2029	1,535,117	1,539,146
Zayo Group Holdings Inc., First Lien Term Loan, 3M SOFR + 7.77%, 09/01/2032	11,516	11,209
		3,439,064
Electric Utilities - 3.23%
Alpha Generation LLC, First Lien Term Loan, 1M SOFR + 2.00%, 09/30/2031	1,072,906	1,072,772
COGENTRIX FIN HOLDCO I LLC, First Lien Term Loan, 3M SOFR + 2.25%, 02/26/2032	438,891	440,107
Lightning Power 8/24 TLB, First Lien Term Loan, 3M SOFR + 2.25%, 08/18/2031	1,375,273	1,375,878
NRG Energy 3/24 Cov-Lite, First Lien Term Loan, 3M SOFR + 1.75%, 04/16/2031	1,740,445	1,742,568
Vistra Operations Co. LLC, First Lien 2018 Incremental Term Loan, 1M SOFR + 1.75%, 12/20/2030	1,421,735	1,425,340
		6,056,665

	Principal Amount	Value
Electrical Equipment - 1.05%
Arcline FM Holdings LLC, First Lien Term Loan:
3M SOFR + 3.50%, 0.75% Floor, 06/24/2030	$515	$516
3M SOFR + 7.58%, 09/01/2032	242,889	243,307
DG Investment Intermediate Holdings 2 Inc, First Lien Term Loan, 1M SOFR + 3.75%, 07/09/2032	862,884	866,841
DG INVT INTER HLDGS 2 INC, First Lien Term Loan, 3M SOFR + 5.50%, 07/25/2033	340,773	339,921
Modena Buyer LLC, First Lien Term Loan, 3M SOFR + 4.50%, 07/01/2031	513,839	508,151
		1,958,736
Electronic Equipment, Instruments & Components - 0.55%
Project Aurora US Finco Inc, First Lien Term Loan, 3M SOFR + 6.71%, 09/27/2032	214,472	215,142
QNITY ELECTRS INC, First Lien Term Loan, 3M SOFR + 6.23%, 08/12/2032	508,939	509,575
Sanmina Corp, First Lien Term Loan, 3M SOFR + 6.24%, 08/09/2032	303,722	303,722
		1,028,439
Energy Equipment & Services - 0.68%
Covia Holdings LLC, First Lien Term Loan, 3M SOFR + 7.55%, 02/26/2032	334,164	336,461
Ursa Minor US Bidco LLC aka Rosen, First Lien Term Loan, 3M SOFR + 3.00%, 03/26/2031	933,967	938,287
		1,274,748
Entertainment - 1.74%
Delta 2 Lux Sarl, First Lien Term Loan:
3M SOFR + 2.00%, 0.50% Floor, 09/30/2031	333,333	334,011
3M SOFR + 3.50%, 0.50% Floor, 09/30/2031	166,667	167,006
Endeavor 1/25 Cov-Lite, First Lien Term Loan, 1M SOFR + 3.00%, 03/24/2032	1,330,497	1,333,657
EP Purcasher, LLC, First Lien Term Loan, 1M SOFR + 3.50%, 11/06/2028	957,220	903,774
EP Purchaser LLC, First Lien Term Loan, 1M SOFR + 4.50%, 0.50% Floor, 11/06/2028	186,820	173,743
Opry Entertainment/OEG, First Lien Term Loan, 1M SOFR + 3.50%, 06/30/2031	336,453	338,976
		3,251,167
Financial Services - 3.72%
Corpay Technologies Operating Company, LLC, First Lien Term Loan, 1M SOFR + 1.75%, 04/28/2028	1,576,754	1,576,020
ION Platform Finance US Inc, First Lien Term Loan 09/30/2032(b)	1,391,858	1,383,159
Mitchell International, First Lien Term Loan, 3M SOFR + 3.25%, 06/17/2031	513,560	513,670
Planet US Buyer, LLC, First Lien Term Loan, 3M SOFR + 3.00%, 02/07/2031	376,904	379,394
Polaris Newco LLC, First Lien Dollar Term Loan, 3M SOFR + 3.75%, 0.50% Floor, 06/02/2028	1,085,882	1,048,859
Shift4 Payments LLC, First Lien Term Loan, 3M SOFR + 2.75%, 06/30/2032	312,203	314,935
Synechron Inc, First Lien Term Loan, 3M SOFR + 3.75%, 10/03/2031	975,100	972,662
UFC Holdings LLC, First Lien Term Loan, 3M SOFR + 6.04%, 11/21/2031	778,584	780,639
		6,969,338
Food Products - 1.47%
FRONERI INTL LTD, First Lien Term Loan, 3M SOFR + 2.50%, 07/16/2032	609,401	608,843
Froneri US, Inc., First Lien Term Loan, 6M SOFR + 2.00%, 09/30/2031	1,008,974	1,002,880
Snacking Investments BidCo Pty, Ltd., First Lien Initial US Term Loan, 3M SOFR + 4.00%, 1.00% Floor, 12/18/2026	1,133,019	1,140,633
		2,752,356
Gas Utilities - 0.29%
CQP Holdco LP, First Lien Term Loan, 3M SOFR + 2.00%, 0.50% Floor, 12/31/2030	548,625	549,259

Ground Transportation - 0.51%
Genesee & WY Inc, First Lien Term Loan, 3M SOFR + 1.75%, 04/10/2031	959,215	956,549

Health Care Equipment & Supplies - 1.78%
Embecta Corp, TLB, First Lien Term Loan, 1M SOFR + 3.00%, 03/30/2029	929,061	929,995
Hanger Inc., First Lien Term Loan:
1M SOFR + 3.50%, 10/23/2031(c)	7,984	8,011
1M SOFR + 3.50%, 10/23/2031	413,380	414,775
WS Audiology AS, First Lien Term Loan, 3M SOFR + 7.80%, 02/28/2029	1,992,203	1,987,223
		3,340,004

	Principal Amount	Value
Health Care Providers & Services - 7.37%
Agiliti Health, Inc., First Lien Term Loan, 3M SOFR + 3.00%, 05/01/2030	$912,701	$877,334
CHG Healthcare Services Inc, First Lien Term Loan, 3M SOFR + 2.75%, 09/29/2028	362,220	362,720
Global Medical Response Inc, First Lien Term Loan, 3M SOFR + 3.50%, 09/01/2032	2,820,658	2,824,692
Heartland Dental LLC, First Lien Term Loan, 3M SOFR + 3.75%, 08/09/2032	872,251	871,819
Inception Holdco Sarl, First Lien Term Loan, 3M SOFR + 8.05%, 09/01/2032	741,716	747,279
MED ParentCo LP, First Lien Term Loan, 1M SOFR + 3.25%, 04/15/2031	339,070	340,153
Medical Solutions Holdings, Inc., First Lien Term Loan, 3M SOFR + 7.91%, 11/01/2028	1,108,950	853,892
Midwest Physcn Admin Srvcs LLC, First Lien Term Loan, 3M SOFR + 3.00%, 03/12/2028	1,106,057	1,033,649
ONEX TSG INTERMEDIATE CORP, First Lien Term Loan, 3M SOFR + 3.75%, 07/26/2032	407,149	409,840
OUTCOMES GROUP HOLDING INC, First Lien Term Loan, 3M SOFR + 3.00%, 05/06/2031	574,644	578,543
Pathway Vet Alliance LLC TLA 1L, First Lien Term Loan, 3M SOFR + 5.00%, 06/30/2028	508,218	514,344
Pediatric Associates Holding Co. LLC, First Lien Term Loan, 3M SOFR + 3.25%, 0.50% Floor, 12/29/2028	825,066	790,938
R1 RCM 10/24 Cov-Lite TLB, First Lien Term Loan, 1M SOFR + 3.00%, 11/19/2031	531,297	531,725
Radiology Partners Inc, First Lien Term Loan, 3M SOFR + 4.50%, 06/30/2032	1,410,097	1,409,363
Southern Veterinary Partners LLC, First Lien Term Loan, 3M SOFR + 6.37%, 12/04/2031	881,282	880,643
U.S. Anesthesia Partners, Inc., First Lien Term Loan, 3M SOFR + 4.25%, 0.50% Floor, 10/01/2028	470,300	470,228
US Fertility 10/24 Delayed TL 1L, First Lien Term Loan, 3M SOFR + 2.25%, 10/07/2031	13,497	13,548
US Fertility 10/24 TLB 1L, First Lien Term Loan, 3M SOFR + 4.50%, 10/07/2031	296,197	297,307
		13,808,017
Health Care Technology - 1.87%
Cotiviti Inc., First Lien Term Loan, 1M SOFR + 7.63%, 05/01/2031	1,208,027	1,216,707
Cotiviti, Inc., First Lien Term Loan, 1M SOFR + 2.75%, 03/28/2032	588,326	578,765
Gainwell Acquisition Corp., First Lien Term Loan, 3M SOFR + 4.00%, 0.75% Floor, 10/01/2027	1,734,729	1,710,443
		3,505,915
Hotels, Restaurants & Leisure - 6.90%
1011778 BC UNLIMITED LIABILITY CO, First Lien Term Loan, 1M SOFR + 1.75%, 09/23/2030	875,071	873,246
Alterra Mountain Co, First Lien Term Loan, 1M SOFR + 2.50%, 05/31/2030	112,807	113,160
Bally's Corp., First Lien Term Loan, 3M SOFR + 3.25%, 0.50% Floor, 10/02/2028	1,257,128	1,224,128
BINGO HLDGS I LLC, First Lien Term Loan, 3M SOFR + 8.75%, 06/30/2032	681,799	682,866
Caesars Entertainment, Inc., First Lien Term Loan:
1M SOFR + 2.25%, 0.50% Floor, 02/06/2030	489,895	489,765
1M SOFR + 2.25%, 0.50% Floor, 02/06/2031	158,556	158,391
Cedar Fair LP, First Lien Term Loan, 1M SOFR + 2.00%, 05/01/2031	156,488	155,705
Entain Holdings Gibraltar Ltd, First Lien Term Loan, 3M SOFR + 2.25%, 10/31/2029	1,281,291	1,282,572
Fertitta Entertainment, LLC, First Lien Term Loan, 1M SOFR + 3.25%, 01/29/2029	1,299,407	1,299,004
Flutter Entertainment Public Limited, First Lien Term Loan, 3M SOFR + 4.32%, 06/04/2032	177,854	177,941
Flutter Financing BV, First Lien Term Loan, 3M SOFR + 1.75%, 0.50% Floor, 11/29/2030	1,782,392	1,779,719
Flynn Restaurant Group LP, First Lien Term Loan, 1M SOFR + 3.75%, 01/28/2032	1,910,910	1,916,136
Herschend Entertainment Co LLC, First Lien Term Loan, 1M SOFR + 3.25%, 05/27/2032	243,191	244,407
Hilton Grand Vacations Borrower, LLC, First Lien Term Loan, 1M SOFR + 2.25%, 01/17/2031	230,994	230,929
MOTION FINCO LLC, First Lien Term Loan, 3M SOFR + 3.50%, 11/12/2029	308,296	277,697
Ovg Business Services LLC, First Lien Term Loan, 1M SOFR + 3.00%, 06/25/2031	516,492	516,815
TURQUOISE TOPCO LIMITED, First Lien Term Loan, 3M SOFR + 7.55%, 08/13/2032	765,461	766,900
VOYAGER PARENT LLC, First Lien Term Loan, 3M SOFR + 4.75%, 07/01/2032	744,800	747,224
		12,936,605
Household Durables - 1.58%
ACProducts Holdings, Inc., First Lien Term Loan, 3M SOFR + 4.25%, 0.50% Floor, 05/17/2028	2,042,057	1,716,022
Restoration Hardware, Inc. TLB 1L, First Lien Term Loan, 1M SOFR + 2.50%, 10/20/2028	992,248	968,131
Weber-Stephen Products LLC, First Lien Term Loan, 3M SOFR + 7.77%, 09/17/2032	285,963	283,372
		2,967,525
Independent Power and Renewable Electricity Producers - 0.36%
Calpine Corp., First Lien Term Loan, 1M SOFR + 1.75%, 01/31/2031	667,379	667,452

Insurance - 3.28%
Alera Group Inc, First Lien Term Loan, 1M SOFR + 3.25%, 05/31/2032	994,095	998,921
Alera Group Inc, Second Lien Term Loan, 1M SOFR + 5.50%, 05/30/2033	294,864	304,033
Alliant Holdings Intermediate LLC, First Lien Term Loan, 1M SOFR + 2.50%, 09/19/2031	285,741	285,262

	Principal Amount	Value
Insurance (continued)
AmWINS Group, Inc., First Lien Term Loan, 3M SOFR + 2.25%, 0.75% Floor, 01/30/2032	$277,549	$277,728
Baldwin Insurance Group Holdings LLC, First Lien Term Loan, 1M SOFR + 2.50%, 05/27/2031	629,965	631,278
BroadStreet Partners Inc, First Lien Term Loan, 1M SOFR + 3.00%, 06/13/2031	531,773	532,868
Hyperion Insurance/Howden 7/24 TLB 1L, First Lien Term Loan, 1M SOFR + 3.50%, 04/18/2030	2,093,635	2,094,284
Hyperion Refinance Sarl, First Lien Term Loan, 1M SOFR + 2.75%, 02/18/2031	162,555	162,747
Trucordia Insurance Holdings LLC, First Lien Term Loan, 1M SOFR + 3.25%, 06/17/2032	550,791	552,857
Truist Insurance 3/24 2nd Lien Cov-Lite, Second Lien Term Loan, 3M SOFR + 4.75%, 05/06/2032	298,588	304,607
		6,144,585
Interactive Media & Services - 1.63%
LI Group Holdings, Inc., First Lien 2021 Term Loan, 1M SOFR + 3.50%, 0.75% Floor, 03/11/2028	1,048,272	1,052,533
Project Boost Purchaser, LLC aka JD Power/Autodata, First Lien Term Loan, 3M SOFR + 3.00%, 07/16/2031	304,359	303,863
Trip.com/TripAdvisor 7/24, First Lien Term Loan, 1M SOFR + 2.75%, 07/08/2031	1,084,343	1,065,367
WH BORROWER LLC, First Lien Term Loan, 3M SOFR + 4.75%, 02/20/2032	630,420	631,895
		3,053,658
IT Services - 1.27%
Endurance Intl Group Hldgs Inc TLB 1L, First Lien Term Loan, 3M SOFR + 3.61%, 02/10/2028(b)	2,302,644	1,669,417
Virtusa Corp., First Lien Term Loan, 1M SOFR + 3.25%, 0.75% Floor, 02/15/2029	725,064	717,814
		2,387,231
Life Sciences Tools & Services - 0.49%
Loire Finco Luxembourg Sa rl TLB, First Lien Term Loan, 3M SOFR + 4.00%, 01/21/2030	915,070	918,730

Machinery - 5.43%
AI Aqua Merger Sub, Inc., First Lien Term Loan, 1M SOFR + 3.00%, 0.50% Floor, 07/31/2028	308,586	309,545
ASP BLADE HLDGS INC, Second Lien Term Loan, 6M SOFR + 4.00%, 10/15/2029	515,222	402,002
Bettcher Industries, Inc., First Lien Term Loan, 3M SOFR + 4.00%, 12/14/2028(b)	1,180,098	1,185,999
Cube Industrials 10/24, First Lien Term Loan, 3M SOFR + 3.25%, 10/17/2031	284,178	285,776
Engineered Machinery Holdings, Inc., First Lien Term Loan, 3M SOFR + 3.50%, 0.75% Floor, 05/19/2028	1,267,633	1,276,348
Husky Injection Molding Systems Ltd, First Lien Term Loan, 3M SOFR + 8.67%, 02/15/2029	450,719	452,470
LSF11 Trinity Bidco, Inc., First Lien Term Loan, 3M SOFR + 2.50%, 06/17/2030	1,152,902	1,155,063
Madison IAQ LLC, First Lien Term Loan, 6M SOFR + 3.25%, 0.50% Floor, 05/06/2032	1,082,374	1,088,895
Project Castle, Inc., First Lien Term Loan, 3M SOFR + 5.50%, 06/01/2029	1,474,400	1,226,701
TK Elevator Midco GmbH, First Lien Term Loan, 6M SOFR + 3.00%, 04/30/2030	545,007	546,977
Vertiv Group Corp, First Lien Term Loan, 3M SOFR + 1.75%, 08/12/2032	1,132,490	1,135,128
Victory Buyer LLC, First Lien Term Loan, 1M SOFR + 3.75%, 0.50% Floor, 11/19/2028	1,107,855	1,112,901
		10,177,805
Media - 2.28%
ABG Intermediate Holdings 2 LLC, First Lien Term Loan, 1M SOFR + 2.25%, 02/13/2032	692,321	692,179
American Greetings Corp., First Lien Term Loan, 1M SOFR + 5.75%, 10/30/2029	832,556	836,198
McGraw-Hill Education, Inc., First Lien Term Loan, 3M SOFR + 2.75%, 0.50% Floor, 08/06/2031	267,019	267,416
MJH Healthcare Holdings LLC aka MJH Life Sciences, First Lien Term Loan, 1M SOFR + 3.25%, 01/29/2029	412,084	411,441
MJH Healthcare Holdings LLC, First Lien Term Loan, 3M SOFR + 2.75%, 01/29/2029	2,068,972	2,065,744
		4,272,978
Metals & Mining - 0.63%
Arsenal AIC Parent LLC, First Lien Term Loan, 1M SOFR + 2.75%, 08/18/2030	197,687	197,934
SCIH Salt Holdings, Inc., First Lien Incremental B-1 Term Loan, 6M SOFR + 4.00%, 0.75% Floor, 01/31/2029	971,392	973,514
		1,171,448

	Principal Amount	Value
Mortgage Real Estate Investment Trusts (REITs) - 0.70%
Apollo Commercial Real Estate Finance Inc, First Lien Term Loan, 1M SOFR + 3.25%, 06/13/2030	$329,673	$332,249
KREF Holdings X LLC, First Lien Term Loan, 3M SOFR + 6.55%, 03/05/2032	289,907	289,787
STARWOOD PPTY MTG LLC, First Lien Term Loan, 3M SOFR + 2.00%, 01/02/2030	355,668	356,337
Starwood Property Mortgage LLC, First Lien Term Loan, 3M SOFR + 6.41%, 08/16/2032	324,780	325,694
		1,304,067
Multiline Retail - 0.17%
Peer Holding III B.V., First Lien Term Loan, 3M SOFR + 6.25%, 09/25/2032	319,679	320,379

Oil, Gas & Consumable Fuels - 1.81%
Buckeye Partners LP, First Lien Term Loan, 3M SOFR + 5.85%, 09/27/2032	386,967	387,867
COLOSSUS ACQUIRECO LLC, First Lien Term Loan, 3M SOFR + 1.75%, 07/30/2032	1,894,847	1,885,373
Freeport LNG Investments LLLP, First Lien Term Loan, 3M SOFR + 3.25%, 0.50% Floor, 12/21/2028	344,147	344,732
GIP Pilot Acquisition Partners LP, First Lien Term Loan, 3M SOFR + 2.00%, 10/04/2030	342,880	343,095
Stonepeak Bayou Holdings LP, First Lien Term Loan, 3M SOFR + 5.77%, 09/24/2032(b)	241,644	241,644
WHITEWATER MATTERHORN HOLDING LLC, First Lien Term Loan, 3M SOFR + 2.25%, 06/16/2032	184,328	184,443
		3,387,154
Passenger Airlines - 2.14%
AAdvantage Loyalty IP, Ltd., First Lien Term Loan, 3M SOFR + 3.25%, 05/28/2032	338,484	340,388
Air Canada, First Lien Term Loan, 1M SOFR + 2.00%, 03/21/2031	636,205	637,200
American Airlines, Inc., First Lien 2020 Term Loan, 3M SOFR + 1.75%, 01/29/2027	226,486	226,109
American Airlines, Inc., First Lien Term Loan, 6M SOFR + 2.25%, 02/15/2028	838,099	837,923
United Airlines, Inc., First Lien Term Loan, 3M SOFR + 2.00%, 02/24/2031	930,755	934,827
VISTA MGMT HLDG INC, First Lien Term Loan, 3M SOFR + 3.75%, 04/01/2031	1,034,337	1,042,959
		4,019,406
Pharmaceuticals - 1.83%
Dechra Pharmaceuticals, First Lien Term Loan, 6M SOFR + 3.25%, 01/27/2032	995,921	999,243
OPAL US LLC, First Lien Term Loan, 3M SOFR + 3.50%, 04/23/2032	1,834,832	1,841,942
Padagis LLC, First Lien Initial Term Loan, 3M SOFR + 4.75%, 0.50% Floor, 07/06/2028	661,172	591,749
		3,432,934
Professional Services - 10.01%
AG Group Holdings, Inc., First Lien Term Loan, 3M SOFR + 4.25%, 12/29/2028	1,586,844	1,409,514
AlixPartners LLP, First Lien Term Loan, 3M SOFR + 2.00%, 08/12/2032	1,727,844	1,718,125
Ankura Consulting Group LLC, First Lien Term Loan, 1M SOFR + 3.50%, 0.75% Floor, 12/29/2031	600,755	597,751
BERKELEY RESH GROUP LLC, First Lien Term Loan, 3M SOFR + 3.25%, 04/30/2032	1,179,600	1,183,693
Camelot US Acquisition LLC, First Lien Term Loan, 1M SOFR + 3.00%, 01/31/2031	1,000,000	995,000
Cast & Crew LLC, First Lien Term Loan, 1M SOFR + 3.75%, 0.50% Floor, 12/29/2028	1,432,946	1,301,631
Cohnreznick Advisory LLC, First Lien Term Loan, 3M SOFR + 4.00%, 03/31/2032	580,528	582,345
DTI Holdco Inc, First Lien Term Loan, 1M SOFR + 4.00%, 04/26/2029	508,071	454,091
Eisner Advisory Group LLC, First Lien Term Loan, 1M SOFR + 4.00%, 02/28/2031	955,092	962,036
Element Materials Technology Group Holdings, First Lien Term Loan, 3M SOFR + 4.25%, 07/06/2029	1,759,359	1,773,381
First Advantage Holdings LL, First Lien Term Loan, 1M SOFR + 2.75%, 10/31/2031	791,176	774,118
Grant Thornton Advisors LLC, First Lien Term Loan, 1M SOFR + 3.00%, 05/30/2031	257,363	257,286
Lereta, LLC, First Lien Term Loan, 1M SOFR + 5.25%, 07/30/2028	474,870	427,053
Mermaid Bidco Inc aka Datasite TL 1L, First Lien Term Loan, 3M SOFR + 3.25%, 06/27/2031	818,074	818,245
Perficient/Plano 8/24 TLB 1L, First Lien Term Loan, 3M SOFR + 3.50%, 10/02/2031(b)	674,743	661,249
Ryan LLC., First Lien Term Loan, 3M SOFR + 3.50%, 11/08/2030	587,211	589,102
Secretariat Advisors LLC, First Lien Term Loan, 3M SOFR + 4.00%, 02/27/2032	293,487	294,405
Trans Union LLC, First Lien Term Loan, 1M SOFR + 1.75%, 06/24/2031	752,153	752,390
TTF Holdings LLC, First Lien Term Loan, 6M SOFR + 3.75%, 07/18/2031	1,154,078	1,096,374
Vaco Holdings, LLC, First Lien Term Loan, 3M SOFR + 5.00%, 01/22/2029	1,452,529	1,254,884
VT Topco, Inc. 12/24 1L, First Lien Term Loan, 3M SOFR + 3.00%, 08/09/2030	885,976	860,230
		18,762,903

	Principal Amount	Value
Real Estate Management & Development - 0.51%
Cushman & Wakefield US Borrower LLC, First Lien Term Loan:
1M SOFR + 2.75%, 01/31/2030	$458,959	$460,682
3M SOFR + 7.07%, 0.50% Floor, 01/31/2030	491,888	493,939
		954,621
Semiconductors & Semiconductor Equipment - 0.77%
Altar Bidco, Inc., First Lien Term Loan, 3M SOFR + 3.10%, 0.50% Floor, 02/01/2029	992,308	993,444
MKS, Inc., First Lien Term Loan, 1M SOFR + 2.00%, 0.50% Floor, 08/17/2029	454,386	455,285
		1,448,729
Software - 19.84%
Avalara, Inc., First Lien Term Loan, 3M SOFR + 2.75%, 03/29/2032	1,386,323	1,388,437
BEP Intermediate Holdco, First Lien Term Loan, 1M SOFR + 2.75%, 04/28/2031	363,811	365,632
BMC Software 7/24 2nd Lien TL, Second Lien Term Loan, 3M SOFR + 5.75%, 07/02/2032	1,255,640	1,226,214
Boost Newco Borrower LLC, First Lien Term Loan, 3M SOFR + 2.00%, 01/31/2031	1,440,419	1,444,171
Boxer Parent Co., Inc., First Lien Term Loan, 3M SOFR + 3.00%, 07/30/2031	1,799,132	1,798,286
Central Parent LLC, First Lien Term Loan, 3M SOFR + 3.25%, 07/06/2029	1,541,561	1,337,374
Cloud Software Group Inc, First Lien Term Loan:
3M SOFR + 3.25%, 08/13/2032	550,681	553,385
3M SOFR + 3.25%, 08/13/2032	963,667	967,719
Cloudera, Inc., First Lien Term Loan, 1M SOFR + 3.75%, 0.50% Floor, 10/08/2028	1,013,245	999,520
Conga Corp., First Lien Term Loan, 3M SOFR + 3.50%, 0.75% Floor, 05/08/2028	269,162	266,471
Connectwise, LLC, First Lien Term Loan, 3M SOFR + 3.50%, 0.50% Floor, 09/29/2028	1,044,290	1,047,553
Cornerstone OnDemand, Inc., First Lien Initial Term Loan, 1M SOFR + 3.75%, 0.50% Floor, 10/16/2028	1,748,256	1,688,440
Delta Topco, Inc., First Lien Term Loan, 1M SOFR + 2.75%, 11/30/2029	810,959	803,206
Disco Parent Inc, First Lien Term Loan, 12M CME TERM + 3.25%, 08/06/2032	204,242	205,263
Finastra USA Inc, First Lien Term Loan, 3M SOFR + 4.00%, 07/30/2032	1,155,804	1,152,297
Fiserv Investment Solutions, Inc., First Lien Initial Term Loan, 3M SOFR + 4.00%, 02/18/2027	1,418,056	1,409,789
Genesys Cloud Services, Inc., First Lien Term Loan, 3M SOFR + 2.50%, 01/30/2032	157,696	156,891
Help/Systems Holdings, Inc., First Lien Seventh Amendment Refinancing Term Loan, 3M SOFR + 4.00%, 0.75% Floor, 11/19/2026	824,221	781,415
Idera INC, First Lien Term Loan, 3M SOFR + 3.50%, 03/02/2028	1,339,005	1,178,325
Infoblox 4/24 2nd lien TL 1L, Second Lien Term Loan, 1M SOFR + 5.25%, 11/29/2030	990,192	989,573
IVANTI SOFTWARE INC, First Lien Term Loan, 3M SOFR + 5.75%, 06/01/2029	133,430	137,516
Ivanti Software, Inc., First Lien Term Loan:
3M SOFR + 11.79%, 06/01/2029	542,687	252,688
3M SOFR + 4.75%, 06/01/2029	250,738	209,492
JAVELIN BUYER INC, First Lien Term Loan, 3M SOFR + 2.75%, 12/12/2031	489,681	489,681
Magenta Security Holdings, LLC First Out TL 1L, First Lien Term Loan, 3M SOFR + 6.75%, 07/27/2028	967,621	796,134
Magenta Security Holdings, LLC Third Out 1L TL, First Lien Term Loan, 6M SOFR + 6.25%, 07/27/2028	180,236	37,124
McAfee Corp., First Lien Term Loan, 1M SOFR + 3.00%, 0.50% Floor, 03/01/2029	984,349	943,130
Mitnick Corporate Purchaser Inc., First Lien Term Loan, 3M SOFR + 4.50%, 05/02/2029	980,166	716,134
Perforce Software, Inc., First Lien Term Loan, 1M SOFR + 4.75%, 07/02/2029	1,056,574	975,461
Planview Parent, Inc., First Lien Term Loan, 3M SOFR + 3.50%, 12/17/2027	425,858	420,269
Project Alpha (Qlik), First Lien Term Loan, 3M SOFR + 3.75%, 10/26/2030	2,023,636	2,031,569
Project Alpha (Qlik), Second Lien Term Loan, 3M SOFR + 5.00%, 05/09/2033	254,056	252,786
Project Leopard Holdings, Inc., First Lien Term Loan, 3M SOFR + 5.25%, 0.50% Floor, 07/20/2029	1,265,901	1,145,375
Proofpoint Inc, First Lien Term Loan:
3M SOFR + 0.00%, 08/31/2028	82,490	82,917
3M SOFR + 3.00%, 08/31/2028	357,249	359,096
Quartz Acquired, LLC, First Lien Term Loan, 3M SOFR + 2.25%, 06/28/2030	1,526,790	1,525,523
Rithum Holdings Inc, First Lien Term Loan, 3M SOFR + 4.75%, 07/21/2031	589,800	590,354
Rocket Software, Inc., First Lien Term Loan, 1M SOFR + 4.25%, 0.50% Floor, 11/28/2028	360,766	361,969
SciQuest 10/24 2nd Lien, Second Lien Term Loan, 3M SOFR + 5.00%, 12/06/2032	784,000	784,490
Sophos Intermediate II, Ltd., First Lien Term Loan, 1M SOFR + 3.50%, 03/05/2027	1,796,472	1,801,080
SS&C Technologies, Inc., First Lien Term Loan, 1M SOFR + 2.00%, 05/09/2031	359,379	360,678
STARLIGHT PARENT LLC, First Lien Term Loan, 3M SOFR + 4.00%, 04/16/2032	852,649	838,793
Storable Inc, First Lien Term Loan, 1M SOFR + 3.25%, 04/16/2031	292,928	294,271
Vision Solutions, Inc., First Lien Term Loan, 3M SOFR + 4.00%, 0.75% Floor, 04/24/2028	1,165,126	1,129,007
Webpros Luxembourg Sarl, First Lien Term Loan, 1M SOFR + 3.75%, 03/28/2031	302,135	303,836

	Principal Amount	Value
Software (continued)
XPLOR T1 LLC, First Lien Term Loan, 3M SOFR + 3.75%, 06/24/2031(b)	$1,383	$1,384
Zuora 12/24 Cov-Lite TLB, First Lien Term Loan, 1M SOFR + 3.50%, 02/14/2032	590,000	586,976
		37,187,694
Specialized REITs - 0.25%
Iron Mountain Information Management LLC, First Lien Term Loan, 1M SOFR + 2.00%, 01/31/2031	460,343	461,207

Specialty Retail - 3.29%
APRO LLC, First Lien Term Loan, 1M SOFR + 3.75%, 07/09/2031	359,572	359,842
Beach Acquisition Bidco LLC, First Lien Term Loan, 3M SOFR + 3.25%, 06/28/2032	244,691	246,170
EG America LLC, First Lien Term Loan, 3M SOFR + 3.50%, 02/07/2028	1,228,232	1,236,891
Great Outdoors Group LLC, First Lien Term Loan, 1M SOFR + 3.25%, 0.75% Floor, 01/23/2032	797,321	797,919
Mavis Tire Express Services Topco Corp., First Lien Term Loan, 3M SOFR + 3.00%, 0.75% Floor, 05/04/2028	398,698	399,112
RVR Dealership Holdings LLC, First Lien Term Loan, 3M SOFR + 3.75%, 0.75% Floor, 02/08/2028	1,342,489	1,272,196
Spencer Spirit IH LLC, First Lien Term Loan, 1M SOFR + 4.75%, 07/15/2031	806,748	808,096
StubHub Holdco Sub LLC, First Lien Term Loan, 1M SOFR + 4.75%, 03/15/2030	728,689	724,135
Valvoline, Inc., First Lien Term Loan, 3M SOFR + 2.00%, 03/19/2032	317,585	319,041
		6,163,402
Technology Hardware, Storage & Peripherals - 0.52%
SanDisk 12/24 Cov-Lite, First Lien Term Loan, 1M SOFR + 3.00%, 02/20/2032	974,599	977,649

Textiles, Apparel & Luxury Goods - 0.72%
Cengage Learning, Inc., First Lien Term Loan, 1M SOFR + 3.50%, 1.00% Floor, 03/24/2031	1,347,563	1,345,737

Thrifts & Mortgage Finance - 5.32%
ACCESS CIG LLC, First Lien Term Loan, 3M SOFR + 4.00%, 08/15/2030	1,118,080	1,122,821
Ahead 7/24 TLB3 1L, First Lien Term Loan, 3M SOFR + 2.75%, 02/01/2031	907,178	909,391
Asurion LLC, Second Lien Term Loan, 1M SOFR + 5.25%, 01/31/2028	619,686	604,969
Blackhawk Network Holdings, Inc., First Lien Term Loan, 1M SOFR + 4.00%, 1.00% Floor, 03/12/2029	1,141,693	1,147,493
Dcert Buyer, Inc., Second Lien First Amendment Refinancing Term Loan, 1M SOFR + 7.00%, 02/19/2029	1,881,655	1,717,010
Fortress Intermediate 3 Inc, First Lien Term Loan, 1M SOFR + 3.00%, 06/27/2031	2,097,421	2,110,530
Go Daddy Oper Co LLC, First Lien Term Loan, 1M SOFR + 1.75%, 05/30/2031	466,594	466,358
Skopima Consilio Parent, LLC, First Lien Term Loan, 1M SOFR + 3.75%, 0.50% Floor, 05/12/2028	1,103,874	940,710
World Wide Technology Holding Co LLC TLB, First Lien Term Loan, 1M SOFR + 2.00%, 03/01/2030	946,188	950,328
		9,969,610
Trading Companies & Distributors - 1.97%
BCPE EMPIRE HLDGS INC, First Lien Term Loan, 1M SOFR + 3.25%, 12/11/2030	318,448	318,237
FCG Acquisitions, Inc., First Lien Term Loan, 1M SOFR + 3.25%, 0.50% Floor, 03/31/2028	746,549	749,117
Kodiak Building Partners, First Lien Term Loan, 3M SOFR + 3.75%, 12/04/2031	1,024,849	1,021,718
MRC Global 10/24 TLB, First Lien Term Loan, 1M SOFR + 3.50%, 10/29/2031(b)	392,030	393,010
Park River Holdings, Inc., First Lien Initial Term Loan, 3M SOFR + 3.25%, 0.75% Floor, 12/28/2027	361,981	362,434
QXO Building Products, Inc., First Lien Term Loan, 1M SOFR + 3.00%, 04/30/2032	208,450	210,432
White Cap Buyer LLC, First Lien Term Loan, 1M SOFR + 3.25%, 10/19/2029	633,439	634,285
		3,689,233
TOTAL FLOATING RATE LOAN INTERESTS
(Cost $257,174,721)		253,550,429

	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATION SECURITIES - 10.09%
Consumer Finance - 0.80%
Octagon 75, Ltd., 3M SOFR + 4.95%, 01/22/2038(b)(d)	$1,500,000	$1,504,805

Diversified Financial Services - 0.54%
Regatta 32 Funding, Ltd., 3M SOFR + 5.75%, 07/25/2038(b)(d)	1,000,000	1,011,033

Financial Services - 8.75%
Ares LXI CLO, Ltd., 3M SOFR + 3.90%, 04/20/2037(b)(d)	1,000,000	1,008,557
Bain Capital Credit CLO 2020-4, Ltd., 3M SOFR + 7.98%, 10/20/2036(b)(d)	1,000,000	1,010,194
Bain Capital Credit CLO 2022-3, Ltd., 3M SOFR + 3.70%, 07/17/2035(b)(d)	1,000,000	1,005,528
Carlyle US CLO 2022-6, Ltd., 3M SOFR + 4.75%, 10/25/2036(b)(d)	1,000,000	1,008,166
Cedar Funding XIV CLO, Ltd., 3M SOFR + 7.39%, 10/15/2037(b)(d)	1,375,000	1,390,349
Columbia Cent CLO 34, Ltd., 3M SOFR + 6.85%, 01/25/2038(b)(d)	1,500,000	1,533,124
Midocean Credit Clo XXI, 3M SOFR + 5.00%, 10/20/2038(b)(d)	1,000,000	1,005,000
New Mountain CLO 1, Ltd., 3M SOFR + 5.25%, 01/15/2038(b)(d)	1,000,000	1,004,298
OCP CLO 2021-21, Ltd., 3M SOFR + 4.70%, 01/20/2038(b)(d)	1,000,000	1,004,244
Park Avenue Institutional Advisers CLO, Ltd. 2022-1, 3M SOFR + 7.29%, 04/20/2035(b)(d)	1,000,000	1,002,626
Pikes Peak CLO 6, 3M SOFR + 4.60%, 05/18/2034(b)(d)	1,000,000	988,345
Regatta XVIII Funding, Ltd., 3M SOFR + 4.70%, 04/15/2038(b)(d)	1,000,000	1,004,452
Romark CLO - IV, Ltd., 3M SOFR + 7.21%, 07/10/2034(b)(d)	1,000,000	1,000,050
Sixth Street CLO XIV, Ltd., 3M SOFR + 4.65%, 01/20/2038(b)(d)	1,000,000	1,006,524
Sound Point CLO XXXII, Ltd., 3M SOFR + 6.96%, 10/25/2034(b)(d)	1,000,000	915,072
TICP CLO XI, Ltd., 3M SOFR + 6.70%, 04/25/2037(b)(d)	500,000	507,100
		16,393,629
TOTAL COLLATERALIZED LOAN OBLIGATION SECURITIES
(Cost $18,852,811)		18,909,467

	Shares	Value
COMMON STOCK - 0.25%
Diversified Consumer Services - 0.00%(e)
Loyalty Ventures Inc(b)(f)	462,410	4,624

Health Care Providers & Services - 0.25%
Envision Healthcare Corp. Equity(f)	29,091	466,668

TOTAL COMMON STOCK
(Cost $975,447)		471,292

	Shares	Value
EXCHANGE TRADED FUNDS - 0.73%
Capital Markets - 0.73%
SPDR Blackstone Senior Loan ETF	33,000	1,372,140

TOTAL EXCHANGE TRADED FUNDS
(Cost $1,370,160)		1,372,140

SHORT-TERM INVESTMENTS - 0.87%
Open-end Investment Companies - 0.87%
Bank of New York Cash Reserve
(1.69% 7-Day Yield)	1,630,894	1,630,894

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,630,894)		1,630,894

Total Investments- 147.25%
(Cost $280,004,033)		$275,934,222

Liabilities in Excess of Other Assets - (1.04)%		(1,942,381)

Leverage Facility - (46.21)%		(86,600,000)

Net Assets - 100.00%		$187,391,841

Amounts above are shown as a percentage of net assets as of September 30, 2025.

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

Reference Rates:

1M US SOFR - 1 Month SOFR as of September 30, 2025 was 4.31%

3M US SOFR - 3 Month SOFR as of September 30, 2025 was 4.35%

6M US SOFR - 6 Month SOFR as of September 30, 2025 was 4.37%

6M CME TERM SOFR - 6M CME TERM SOFR as of September 30, 2025 was 3.85%

12M CME TERM SOFR - 12M CME TERM SOFR as of September 30, 2025 was 3.66%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of September 30, 2025, is based on the reference rate plus the displayed spread as of the security's last reset date. Where applicable, the reference rate is subject to a floor rate.

(b)	Level 3 assets valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.

(c)	A portion of this position was not funded as of September 30, 2025. The Portfolio of Investments records only the funded portion of each position. As of September 30, 2025, the Fund has unfunded delayed draw loans in the amount of $500,659. Fair value of these unfunded delayed draws was $501,812. Additional information is provided in Note 4 General Commitments and Contingencies.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Total market value of Rule 144A securities amounts to $18,909,467, which represented approximately 10.09% of net assets as of September 30, 2025. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.

(e)	Amount represents less than 0.005% of net assets.

(f)	Non-income producing security.

NOTE 1. ORGANIZATION

Blackstone Senior Floating Rate 2027 Term Fund (“BSL”, the “Fund”), is a diversified, closed-end management investment company. BSL was organized as a Delaware statutory trust on March 4, 2010. BSL was registered under the Investment Company Act of 1940, as amended (the “1940 Act”), on March 5, 2010. BSL commenced operations on May 26, 2010. Prior to that date, BSL had no operations other than matters relating to its organization and the sale and issuance of 5,236 common shares of beneficial interest in BSL to Blackstone Liquid Credit Strategies LLC (the “Adviser”) at a price of $19.10 per share. The Adviser serves as BSL’s investment adviser. BSL’s common shares are listed on the New York Stock Exchange (the “Exchange”) and trade under the ticker symbol “BSL.”

BSL will dissolve on or about May 31, 2027, absent shareholder approval to extend such term. Upon dissolution, BSL will distribute substantially all of its net assets to shareholders, after making appropriate provision for any liabilities. Pursuant to BSL’s Amended and Restated Agreement and Declaration of Trust, prior to the date of dissolution, a majority of BSL’s Board of Trustees (the “Board”), with the approval of a majority of the shareholders entitled to vote (as defined in the 1940 Act), may extend the life of BSL by a period of two years or such shorter time as may be determined. The dissolution date of BSL may be extended an unlimited number of times. On March 31, 2017, BSL announced an extension of BSL’s reinvestment period. The extension allows BSL to continue to reinvest proceeds generated by maturities, prepayments and sales of investments until one year prior to BSL’s scheduled dissolution date.

The Fund was previously classified as a non-diversified investment company for purposes of the 1940 Act. As a result of ongoing operations, the Fund as of April 1, 2014 is now classified as a diversified company. This means that with respect to 75% of the Fund’s total assets, no more than 5% of such Fund’s total assets may be invested in any one issuer, excepting cash and cash items, U.S. government securities, and securities of other investment companies. The Fund may not resume operating in a non-diversified manner without first obtaining shareholder approval in accordance with the 1940 Act.

Investment Objectives: BSL’s primary investment objective is to seek high current income, with a secondary objective to seek preservation of capital, consistent with its primary goal of high current income. Under normal market conditions, at least 80% of BSL’s Managed Assets (defined in Note 3) will be invested in senior secured, floating rate loans (“Senior Loans”).

Senior Loans, Secured Loans and Senior Secured Loans are referred to collectively as “Loans” throughout the Notes to Financial Statements.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation: The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars. The Fund is considered an Investment Company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statement. Actual results could differ from these estimates. The Fund operates as a single operating segment. As a result, the Fund’s segment accounting policies are consistent with those described herein and the Fund does not have any intra-segment sales and transfers of assets.

Portfolio Valuation: BSL’s net asset value (“NAV”) is determined daily on each day that the Exchange is open for business, as of the close of the regular trading session on the Exchange. The Fund calculates NAV per share by subtracting liabilities (including accrued expenses or dividends) from the total assets of the Fund (the value of the securities plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Fund.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by the Fund’s nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers. Collateralized Loan Obligation securities (“CLOs”) are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized pricing service are typically based on the evaluated mid-price of each of the CLOs. Corporate bonds and convertible bonds, other than short-term investments, are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized pricing service are typically based on the mean of bid and ask prices for each corporate bond security. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrices, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Equity securities for which market quotations are available are generally valued at the last sale price or official closing price on the primary market or exchange on which they trade. Futures contracts, if any, are ordinarily valued at the last sales price on the securities or commodities exchange on which they are traded. Written and purchased options, if any, are ordinarily valued at the closing price on the securities or commodities exchange on which they are traded. Open-end investment companies are generally valued at their closing net asset values as reported on each business day. To the extent current market quotations are not readily available, short-term debt investments, if any, having a remaining maturity of 60 days or less when purchased would be valued at cost adjusted for amortization of premiums and accretion of discounts.

In accordance with Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the valuation designee to perform fair value determinations related to the Fund’s investments, subject to the Board’s oversight and periodic reporting requirements.

Any investments and other assets for which such current market quotations are not readily available are valued at fair value (“Fair Valued Assets”) as determined in good faith by a committee of the Adviser (the “Fair Valued Asset Committee”) under procedures established by, and under the general supervision and responsibility of the Board. Such methods may include, but are not limited to, the use of a market comparable and/or income approach methodologies. A Fair Valued Asset Committee meeting may be called at any time by any member of the Fair Valued Asset Committee. The pricing of all Fair Valued Assets and determinations thereof shall be reported by the Adviser as the valuation designee to the Board at each regularly scheduled quarterly meeting. The Fund has procedures to identify and investigate potentially stale or missing prices for investments which are valued using a nationally recognized pricing service, exchange price or broker-dealer quotations. After performing such procedures, any prices which are deemed to be stale are reviewed by the Fair Valued Asset Committee and an alternative pricing source is determined.

Various inputs are used to determine the value of BSL’s investments. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — Unadjusted quoted prices in active markets for identical investments at the measurement date.

Level 2 — Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The categorization of a value determined for investments and other financial instruments is based on the pricing transparency of the investment and other financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.

The following table summarizes the valuation of BSL’s investments under the fair value hierarchy levels as of September 30, 2025:

Blackstone Senior Floating Rate 2027 Term Fund

Investments in Securities at Fair Value*	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Floating Rate Loan Interests
Aerospace & Defense	$–	$6,093,460	$671,137	$6,764,597
Commercial Services & Supplies	–	12,713,002	2,264,434	14,977,436
Financial Services	–	5,586,179	1,383,159	6,969,338
IT Services	–	717,814	1,669,417	2,387,231
Machinery	–	8,991,806	1,185,999	10,177,805
Oil, Gas & Consumable Fuels	–	3,145,510	241,644	3,387,154
Professional Services	–	18,101,654	661,249	18,762,903
Software	–	37,186,310	1,384	37,187,694
Trading Companies & Distributors	–	3,296,223	393,010	3,689,233
Other	–	149,247,038	–	149,247,038
Collateralized Loan Obligation Securities
Consumer Finance	–	–	1,504,805	1,504,805
Diversified Financial Services	–	–	1,011,033	1,011,033
Financial Services	–	–	16,393,629	16,393,629
Common Stock
Diversified Consumer Services	–	–	4,624	4,624
Health Care Providers & Services	–	466,668	–	466,668
Exchange Traded Funds	1,372,140	–	–	1,372,140
Short-Term Investments	1,630,894	–	–	1,630,894
Total	$3,003,034	$245,545,664	$27,385,524	$275,934,222

Other Financial Instruments
Assets
Net Unrealized Appreciation on Unfunded Loan Commitments	–	2,345	–	2,345
Total	–	2,345	–	2,345

*	Refer to the Fund's Portfolio of Investments for a listing of securities by type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of September 30, 2025, the Fund’s outstanding borrowings of $86,600,000 under its Leverage Facility are categorized as Level 2 within the fair value hierarchy.

The changes of the fair value of investments for which BSL has used significant unobservable (Level 3) inputs to determine the fair value are as follows:

Blackstone Senior Floating Rate 2027 Term Fund	Floating Rate Loan Interests	Collateralized Loan Obligation Securities	Common Stock	Unfunded Loan Commitments	Total
Balance as of December 31, 2024	$9,142,878	$11,762,047	$–	$1,232	$20,906,157
Accrued discount/ premium	4,086	3,345	–	–	7,431
Realized Gain/(Loss)	(12,604)	14,256	–	–	1,652
Change in Unrealized Appreciation/(Depreciation)	(72,550)	(104,026)	–	(1,232)	(177,808)
Purchases(1)	2,870,719	11,442,694	–	–	14,313,413
Sales Proceeds(2)	(5,185,669)	(4,208,849)	–	–	(9,394,518)
Transfer into Level 3	5,121,234	–	4,624	–	5,125,858
Transfer out of Level 3	(3,396,661)	–	–	–	(3,396,661)
Balance as of September 30, 2025	$8,471,433	$18,909,467	$4,624	$–	$27,385,524
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at September 30, 2025	$(333,209)	$(55,404)	$–	$(1,232)	$(389,845)

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales Proceeds include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Information about Level 3 fair value measurements as of September 30, 2025:

Blackstone Senior Floating Rate 2027 Term Fund	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Value/Range (Weighted Average)
Floating Rate Loan Interests	$8,471,433	Third-party vendor pricing service	Broker quotes	N/A
Collateralized Loan Obligation Securities	18,909,467	Third-party vendor pricing service	Broker quotes	N/A
Common Stock	4,624	Third-party vendor pricing service	Broker quotes	N/A

A change to the unobservable input at the reporting date would result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Broker Quotes	Increase	Decrease

Securities were transferred from Level 2 to Level 3 because of a lack of observable market data due to decrease in market activity and information for these securities. Other securities were transferred from Level 3 to Level 2 as observable inputs were available for purposes of valuing those assets.

Securities Transactions and Investment Income: Securities transactions are recorded on trade date for financial reporting purposes, and amounts payable or receivable for trades not settled at the time of period end are reflected as liabilities and assets, respectively. Interest income is recognized on an accrual basis from the date of settlement. Accretion of discount and amortization of premium, which are included in interest income, are accreted or amortized daily using the accrual basis interest method. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost.

When the Fund sells a floating rate loan interest, it may pay an agency fee. The Fund earns facility and other fees on floating rate loan interests, and facility fees are typically amortized to income over the term of the loan. Consent and amendment fees are also recorded to income as earned.

NOTE 3. LOANS AND OTHER INVESTMENTS

BSL defines “Senior Loans” as senior secured, floating rate loans that are made to U.S. and, to a limited extent, non-U.S. corporations, partnerships and other business entities (“Borrowers”), which operate in various industries and geographical regions. Under normal market conditions, at least 80% of BSL’s Managed Assets (defined below) will be invested in Senior Loans. BSL defines “Managed Assets” as total assets (including any assets attributable to any leverage used) minus the sum of BSL's accrued liabilities (other than liabilities related to the principal amount of leverage). At September 30, 2025, 90.14% of BSL’s Managed Assets were held in Senior Loans.

Senior Secured Loans hold a senior position in the capital structure of a business entity, are secured with specific collateral, and have a claim on the assets and/or stock of the Borrower that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the Borrower.

Loans often require prepayment from Borrowers’ excess cash flows or permit the Borrowers’ to repay at their election. The degree to which Borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, floating rate loans typically have an expected average life of two to four years. Floating rate loans typically have rates of interest which are re-determined periodically, either daily, monthly, quarterly or semi-annually by reference to a floating base lending rate, primarily the Secured Overnight Financing Rate (“SOFR”), plus a premium or credit spread.

Loans are subject to the risk of payment defaults of scheduled interest or principal. Such non-payment could result in a reduction of income, a reduction in the value of the investment and a potential decrease in the NAV of the Fund. Risk of loss of income is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. There can be no assurance that the liquidation of any collateral securing a Loan would satisfy the Borrower’s obligation to the Fund in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Second lien loans generally are subject to similar risks as those associated with investments in first lien loans except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a second lien loan, the first priority lien holder has first claim to the underlying collateral of the loan. Second lien loans are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior obligations of the Borrower. At September 30, 2025, BSL had invested $6,585,682 in second lien secured loans. Second lien secured loans are not considered Senior Loans for BSL.

Loans can be rated below investment grade or may also be unrated. As a result, the risks associated with Loans may be similar to the risks of other below investment grade securities, although they are senior and secured in contrast to other below investment grade securities, which are often subordinated or unsecured. The Fund typically invests in Loans rated below investment grade, which are considered speculative because of the credit risk of the Borrowers. Such companies are more likely than investment grade issuers to default on their payments of interest and principal owed to the Fund, and such defaults could reduce NAV and income distributions. The amount of public information available with respect to below investment grade loans will generally be less extensive than that available for registered or exchange-listed securities. In evaluating the creditworthiness of Borrowers, the Adviser will consider, and may rely in part on, analyses performed by others. The Adviser’s established best execution procedures and guidelines require trades to be placed for execution only with broker-dealer counterparties approved by the Counterparty Committee of the Adviser. The factors considered by the Counterparty Committee when selecting and approving brokers and dealers include, but are not limited to: (i) quality, accuracy, and timeliness of execution, (ii) review of the reputation, financial strength and stability of the financial institution, (iii) willingness and ability of the counterparty to commit capital, (iv) ongoing reliability and (v) access to underwritten offerings and secondary markets. The Counterparty Committee regularly reviews each broker-dealer counterparty based on the foregoing factors.

BSL may acquire Loans through assignments or participations. BSL typically acquires these Loans through assignment, and if BSL acquires a Loan through participation, it will seek to elevate a participation interest into an assignment as soon as practicably possible. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the Borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. The Adviser has adopted best execution procedures and guidelines which seek to mitigate credit and counterparty risk in the atypical situation when BSL must acquire a Loan through a participation.

BSL has invested in CLO securities. A CLO is a financing entity (generally called a Special Purpose Vehicle (“SPV”)), created to reapportion the risk and return characteristics of a pool of assets. While the assets underlying a CLO are typically Secured Loans, the assets may also include (i) unsecured loans, (ii) debt securities that are rated below investment grade, and (iii) equity securities incidental to investments in Secured Loans. When investing in CLOs, the Fund will not invest in equity tranches, which are the lowest tranche. However, the Fund may invest in lower tranches of CLO debt securities, which typically experience a lower recovery, greater risk of loss or deferral or non-payment of interest than more senior debt tranches of the CLO. In addition, the Fund intends to invest in CLOs consisting primarily of individual Secured Loans of Borrowers and not repackaged CLO obligations from other high risk pools. The underlying Secured Loans purchased by CLOs are generally performing at the time of purchase but may become non-performing, distressed or defaulted. CLOs with underlying assets of non-performing, distressed or defaulted loans are not contemplated to comprise a significant portion of the Fund’s investments in CLOs. The key feature of the CLO structure is the prioritization of the cash flows from a pool of debt securities among the several classes of the CLO. The SPV is a company founded solely for the purpose of securitizing payment claims arising out of this diversified asset pool. On this basis, marketable securities are issued by the SPV which, due to the diversification of the underlying risk, generally represent a lower level of risk than the original assets. The redemption of the securities issued by the SPV typically takes place on a date earlier than legal maturity from refinancing of the senior debt tranches.

NOTE 4. GENERAL COMMITMENTS AND CONTINGENCIES

As of September 30, 2025, BSL had unfunded loan commitments outstanding, which could be extended at the option of the borrower, as detailed below:

Borrower	Par Value	Fair Value	Unrealized Appreciation / (Depreciation)
Azuria Water Solution Inc., First Lien Term Loan	$48,390	$48,511	$121
Clydesdale Acquisition Holdings, Inc., First Lien Term Loan	26,018	26,007	175
Cohnreznick Advisory LLC., First Lien Term Loan	134,381	134,802	1,055
Hanger Inc., First Lien Term Loan	45,468	45,622	357
June Purchaser/Janney Montgomery 9/24 Delayed TL 1., First Lien Term Loan	109,584	110,041	456
Kaman 1/25 Delayed TL 1L., First Lien Term Loan	63,139	63,009	(130)
R1 RCM 10/24 Cov-Lite., First Lien Term Loan	38,141	38,171	200
Secretariat Advisors LLC., First Lien Term Loan	35,538	35,649	111
Total	$500,659	$501,812	$2,345

Unfunded loan commitments are marked to market on the relevant day of the valuation in accordance with BSL’s valuation policies. For the period ended September 30, 2025, BSL recorded a net decrease in unrealized appreciation on unfunded loan commitments totaling $4,374.

NOTE 5. LEVERAGE

The Fund terminated its previously existing leverage facility and entered into a new, separate Credit Agreement (the “Agreement”), dated December 24, 2024, with a new lender to borrow up to a limit of $100 million pursuant to an evergreen revolving line of credit (the “Leverage Facility”). The Leverage Facility does not have a scheduled maturity date, but can be terminated (i) by the Fund upon at least three (3) business days’ written notice to the lender under the Leverage Facility or (ii) by such lender on the latest to occur of (a) the 365th day after the initial closing date of the Leverage Facility, (b) the 270th day after such lender delivers a notice of termination to the Fund or (c) a later date specified by such lender in the notice of termination. Borrowings under the Agreement are secured by the assets of the Fund.

Interest on outstanding revolving loans under the Leverage Facility is currently charged at a rate of 1.15% above adjusted term SOFR, with either a one (1) month interest period or three (3) month interest period as elected by the Fund. The Fund may also elect to borrow daily interest rate loans based on a customary alternate base rate.

Under the terms of the Agreement, the Fund must pay a commitment fee on any undrawn amounts, currently in an amount equal to 0.15% on the undrawn amounts when drawn amounts equal or exceed 75% of the borrowing limit and 0.25% on the undrawn amounts at any other time. Interest is generally payable at the end of the respective interest period and fees are generally payable after the end of each calendar quarter. At September 30, 2025, BSL had borrowings outstanding under its Leverage Facility of $86,600,000, at an interest rate of 5.47%. Due to the short term nature of the Agreement, face value approximates fair value at September 30, 2025. This fair value is based on Level 2 inputs under the three-tier fair valuation hierarchy (see Note 2). For the period ended September 30, 2025, the average borrowings under BSL’s Leverage Facility and the weighted average interest rate were $87,926,007 and 5.56%, respectively. During the period ended September 30, 2025, the Fund incurred $18,604 for commitment fees on undrawn amounts.

Under the Agreement, the Fund has agreed to certain covenants and additional investment limitations while the leverage is outstanding. The Fund has agreed to maintain asset coverage of three times over borrowings. Compliance with the investment restrictions and calculations are performed by the Fund’s custodian, The Bank of New York Mellon. As of September 30, 2025, the Fund was in compliance with all required investment limitations and asset coverage requirements related to its leverage.

The use of borrowings to leverage the common shares of the Fund can create risks. Changes in the value of the Fund’s portfolio, including securities bought with the proceeds of leverage, are borne entirely by the holders of common shares of the Fund. All costs and expenses related to any form of leverage used by the Fund are borne entirely by common shareholders. If there is a net decrease or increase in the value of the Fund’s investment portfolio, the leverage may decrease or increase, as the case may be, the NAV per common share to a greater extent than if the Fund did not utilize leverage. During periods when the Fund is using leverage, the fees paid to the Adviser for advisory services and to ALPS for administrative services are higher than if the Fund did not use leverage because the fees paid are calculated on the basis of the Fund’s Managed Assets, which include the assets purchased through leverage. As of September 30, 2025, BSL’s leverage represented 31.61% of the Fund’s Managed Assets.